Note 7 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Cost	$ 40	$ 40
Interest and Other Income [Member]
Rental Income, Nonoperating	$ 110	$ 50